Related Parties - Cost Allocations from Parent (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Related Party Transaction [Line Items]
Cost of sales	$ 1,786	$ 1,646	$ 3,513	$ 3,280	$ 6,665	$ 6,635	$ 6,619
Selling, general, and administrative expenses	1,522	1,375	3,024	2,725	$ 5,633	$ 5,484	$ 4,956
Related Party
Related Party Transaction [Line Items]
Total	49	213	145	406
Related Party | Cost of sales
Related Party Transaction [Line Items]
Cost of sales	16	40	25	76
Related Party | Selling, general, and administrative expenses
Related Party Transaction [Line Items]
Selling, general, and administrative expenses	$ 33	$ 173	$ 120	$ 330